Subsequent Events (Details) - Subsequent Event [Member] $ in Thousands	1 Months Ended
Mar. 31, 2022 USD ($) shares
Subsequent Events (Details) [Line Items]
Aggregate interest rate	7.00%
Non-accountable expenses	$ 5,000
Accounted fees and expenses of legal counsel	$ 40,000
Securities Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Share issued (in Shares) | shares	35,750,000
Gross proceeds	$ 20,000